MERRILL LYNCH BALANCED CAPITAL FUND, INC.

                     Supplement dated March 10, 2003 to the
            Statement of Additional Information dated July 24, 2002




     The section captioned "Directors and Officers" beginning on page 16 is amended as follows:

                The biography of Walter Cuje appearing on page 18 is hereby removed.


Code  # 10257-07-02SUP